STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following continuity summarizes activity with respect to the Company's outstanding stock options:

	Nine Months Ended September 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,257,000		36.99
Exercised	(140,475)		37.04
Forfeited	(726,500)		59.80
Expired	(481,650)		47.49

Outstanding, end of period	10,867,426	C$	56.35

Options exercisable at end of period	6,780,014	C$	59.34

  For the nine months ended September 30, 2012 and September 30, 2011, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Nine Months Ended September 30,
	2012	2011
Risk-free interest rate	1.25%	1.95%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.52%	34.63%
Expected dividend yield	2.14%	0.89%